Related party balances and transactions (Related party transactions) (Procurement of goods and receiving services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Technical services and engineering contracting services	¥ 0	¥ 0	¥ 50
Other purchases	446	451	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	19,945,752	17,212,984	16,575,700
Technical services and engineering contracting services	1,024,369	1,055,251	769,176
Purchase of equipment	347,163	483,058	302,387
Purchase of power generation quota	0	195,528	287,779
Other purchases	716	6,472	7,073
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	2,054,209	2,150,844	1,816,954
Entrusting other parties for power generation	28,953	0	0
An associate of the Company [member]
Disclosure of transactions between related parties [line items]
Other purchases	¥ 27,732	¥ 43,808	¥ 44,591